DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
The following table sets forth our debt for the periods indicated:

	December 31, 2016	December 31, 2015
	(Thousands of dollars)
ONEOK
Borrowings outstanding under the ONEOK Credit Agreement (a)	$—	$—
Senior unsecured obligations:
$700,000 at 4.25% due 2022	547,397	547,397
$500,000 at 7.5% due 2023	500,000	500,000
$100,000 at 6.5% due 2028	87,126	87,516
$100,000 at 6.875% due 2028	100,000	100,000
$400,000 at 6.0% due 2035	400,000	400,000
Total ONEOK senior notes payable	1,634,523	1,634,913
ONEOK Partners
Borrowings outstanding under the ONEOK Partners Credit Agreement at 1.60% as of December 31, 2015 (b)	—	300,000
Commercial paper outstanding, bearing a weighted-average interest rate of 1.27% and 1.23%, respectively	1,110,277	246,340
Senior unsecured obligations:
$650,000 at 3.25% due 2016	—	650,000
$450,000 at 6.15% due 2016	—	450,000
$400,000 at 2.0% due 2017	400,000	400,000
$425,000 at 3.2% due 2018	425,000	425,000
$1,000,000 term loan, variable rate, due 2019	1,000,000	—
$500,000 at 8.625% due 2019	500,000	500,000
$300,000 at 3.8% due 2020	300,000	300,000
$900,000 at 3.375 % due 2022	900,000	900,000
$425,000 at 5.0 % due 2023	425,000	425,000
$500,000 at 4.9 % due 2025	500,000	500,000
$600,000 at 6.65% due 2036	600,000	600,000
$600,000 at 6.85% due 2037	600,000	600,000
$650,000 at 6.125% due 2041	650,000	650,000
$400,000 at 6.2% due 2043	400,000	400,000
Guardian Pipeline
Average 7.88% due 2022	44,257	51,907
Total debt	9,489,057	9,033,160
Unamortized portion of terminated swaps	20,186	21,904
Unamortized debt issuance costs and discounts	(68,320)	(74,492)
Current maturities of long-term debt	(410,650)	(110,650)
Short-term borrowings (c)	(1,110,277)	(546,340)
Long-term debt	$7,919,996	$8,323,582
(a) - ONEOK had $1.1 million of letters of credit issued at December 31, 2016 and 2015.
(b) - ONEOK Partners had $14 million of letters of credit issued at December 31, 2016 and 2015.
(c) - Individual issuances of commercial paper under ONEOK Partners’ $2.4 billion commercial paper program generally mature in 90 days or less. However, these issuances are supported by and reduce the borrowing capacity under the ONEOK Partners Credit Agreement.

Aggregate maturities of long-term debt outstanding
The aggregate maturities of long-term debt outstanding as of December 31, 2016, for the years 2017 through 2021 are shown below:

	ONEOK	ONEOK Partners	Guardian Pipeline	Total
		(Millions of dollars)
2017	$3.0	$400.0	$7.7	$410.7
2018	$3.0	$425.0	$7.7	$435.7
2019	$3.0	$1,500.0	$7.7	$1,510.7
2020	$3.0	$300.0	$7.7	$310.7
2021	$3.0	$—	$7.7	$10.7